RISK MANAGEMENT - Sensitivity to Interest Rate Risk of the Banking Book (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Interest Rate Risk VaR | Sensitivity 100 bps
RISK MANAGEMENT
Assets	$ 1,314,604	$ 1,262,776	$ 95,344	$ 76,219
Liabilities	870,619	915,528	110,682	83,051
Net	$ 443,985	347,248	$ (15,337)	$ (6,832)
Equity Risk VaR
RISK MANAGEMENT
Percentage of decrease in market value of investments	25.50%
Fair value	$ 45,460	$ 36,226
Delta, decrease in measurement input	14.70%	14.70%	14.70%	14.70%
Sensitivity (decrease in value)	$ 6,683	$ 5,325